October 14, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Calvert SAGE Fund SEC File Nos. 333-152031 and 811-22212

Ladies and Gentlemen:

Pursuant to Rule 472 under the Securities Act of 1933, as amended, and Rule 8b-15 under the Investment Company Act of 1940, as amended, attached is Pre-Effective Amendment No. 4 on Form N-1A to the Registration Statement of Calvert SAGE Fund, a new investment company (File Nos. 333-152031 and 811-22212). This Amendment is being filed at the request of the Commission staff.

The purpose of this filing is to create a series, Calvert Large Cap Value Fund.

Calvert SAGE Fund filed its initial Registration Statement on June 30, 2008 with respect to another proposed series, Calvert Global Water Fund. Pre-Effective Amendment No. 1 was filed on July 21, 2008 to add Calvert Large Cap Value Fund as the second proposed series of Calvert SAGE Fund. Prior to the effective date of the Registration Statement, Pre-Effective Amendment No. 3 was filed on September 15, 2008 to move Calvert Global Water Fund to another Calvert registered investment company. We are therefore amending the pending Registration Statement of Calvert SAGE Fund herewith to resubmit in its entirety the filing to create Calvert Large Cap Value Fund as the sole initial series, and to supply additional data. Changes from the initial filing for this Fund are marked in the prospectuses and SAI.

We would like to have the Registration Statement become effective as soon as possible to correspond with the effective date of our pending Form N-14 filing (File No. 333-153516), in which Calvert Large Cap Value Fund is proposing the acquire the assets of Summit Everest Fund. This filing includes three prospectuses for Calvert Large Cap Value Fund (one for retail share Classes A and C, one for institutional share Class I and one for financial intermediary share Class Y) and one joint SAI for all share classes of this Fund. If you have questions or require further information, please contact me at 301-951-4890.

Very truly yours,

/s/ Jane B. Maxwell

Jane B. Maxwell
Assistant General Counsel

cc:          Valerie J. Lithotomos, SEC